Financial liabilities (Details 3) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Information on net borrowings [Line Items]
Discount on bond issue and accrued expenses | $		$ 179
Borrowings	€ 25,865		€ 24,707
Borrowings, maturity	18 months
ENI SPA [Member]
Disclosure Of Information on net borrowings [Line Items]
Nominal Amount
Discount on bond issue and accrued expenses
Borrowings
Borrowings, original currency	EUR
Borrowings, maturity
Borrowings, interest rate